UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-00043

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Growth & Income Fund

	Shares	Value ($)

Common Stocks 100.0%
Consumer Discretionary 11.6%
Automobiles 0.4%
Ford Motor Co.* (a)	1,024,600	10,246,000
Distributors 0.1%
Genuine Parts Co.	35,100	1,332,396
Diversified Consumer Services 0.2%
Career Education Corp.* (a)	50,400	1,174,824
Corinthian Colleges, Inc.* (a)	340,100	4,683,177

		5,858,001
Hotels Restaurants & Leisure 1.1%
McDonald's Corp.	436,140	27,232,582

Household Durables 1.5%
Garmin Ltd. (a)	920,400	28,256,280
Leggett & Platt, Inc. (a)	276,600	5,642,640
Ryland Group, Inc. (a)	49,800	981,060

		34,879,980
Internet & Catalog Retail 0.9%
Amazon.com, Inc.* (a)	101,900	13,707,588
Priceline.com, Inc.* (a)	38,300	8,368,550

		22,076,138
Media 3.7%
Comcast Corp. "A" (a)	1,639,100	27,635,226
DISH Network Corp. "A"	214,300	4,451,011
Gannett Co., Inc. (a)	479,000	7,113,150
McGraw-Hill Companies, Inc.	296,600	9,939,066
Time Warner Cable, Inc. (a)	435,295	18,016,860
Time Warner, Inc. (a)	667,332	19,446,054

		86,601,367
Multiline Retail 0.4%
Macy's, Inc. (a)	521,900	8,747,044
Specialty Retail 3.2%
Advance Auto Parts, Inc. (a)	182,400	7,383,552
Barnes & Noble, Inc. (a)	432,100	8,240,147
Group 1 Automotive, Inc.*	78,000	2,211,300
Gymboree Corp.*	83,100	3,614,019
Ross Stores, Inc. (a)	435,800	18,613,018
The Gap, Inc.	429,000	8,987,550
TJX Companies, Inc.	747,700	27,328,435

		76,378,021
Textiles, Apparel & Luxury Goods 0.1%
Wolverine World Wide, Inc.	78,800	2,144,936
Consumer Staples 11.2%
Beverages 0.5%
Coca-Cola Enterprises, Inc. (a)	569,400	12,071,280
Food & Staples Retailing 2.6%
Kroger Co.	1,048,800	21,531,864
Sysco Corp. (a)	244,700	6,836,918
Wal-Mart Stores, Inc. (a)	619,000	33,085,550

		61,454,332
Food Products 2.8%
Archer-Daniels-Midland Co.	1,320,200	41,335,462
Bunge Ltd. (a)	82,200	5,246,826
Campbell Soup Co.	252,300	8,527,740
Darling International, Inc.*	36,200	303,356
Fresh Del Monte Produce, Inc.*	154,600	3,416,660
The Hershey Co. (a)	174,300	6,238,197
Tyson Foods, Inc. "A"	206,200	2,530,074

		67,598,315
Household Products 3.1%
Colgate-Palmolive Co.	464,000	38,117,600
Kimberly-Clark Corp.	470,800	29,994,668
Procter & Gamble Co.	82,400	4,995,912

		73,108,180
Personal Products 0.6%
Herbalife Ltd.	240,900	9,773,313

Mead Johnson Nutrition Co. "A"	125,200	5,471,240

		15,244,553
Tobacco 1.6%
Lorillard, Inc.	145,700	11,689,511
Philip Morris International, Inc.	526,000	25,347,940

		37,037,451
Energy 9.4%
Energy Equipment & Services 2.4%
FMC Technologies, Inc.* (a)	44,400	2,568,096
Helix Energy Solutions Group, Inc.*	269,600	3,167,800
Helmerich & Payne, Inc. (a)	110,300	4,398,764
Hercules Offshore, Inc.*	158,500	757,630
Noble Corp. (a)	668,000	27,187,600
Oceaneering International, Inc.*	68,700	4,020,324
Oil States International, Inc.* (a)	211,700	8,317,693
Rowan Companies, Inc.* (a)	271,300	6,142,232

		56,560,139
Oil, Gas & Consumable Fuels 7.0%
Anadarko Petroleum Corp. (a)	89,400	5,580,348
BP PLC (ADR) (a)	164,300	9,524,471
Chevron Corp.	37,900	2,917,921
Cimarex Energy Co.	338,600	17,935,642
ConocoPhillips	857,700	43,802,739
Encore Acquisition Co.*	348,800	16,749,376
EXCO Resources, Inc.	104,900	2,227,027
ExxonMobil Corp.	71,800	4,896,042
Mariner Energy, Inc.*	600,900	6,976,449
Murphy Oil Corp.	432,400	23,436,080
Newfield Exploration Co.*	219,200	10,572,016
Occidental Petroleum Corp.	81,100	6,597,485
Peabody Energy Corp.	99,900	4,516,479
Quicksilver Resources, Inc.* (a)	286,200	4,295,862
W&T Offshore, Inc. (a)	93,400	1,092,780
Williams Companies, Inc.	210,600	4,439,448

		165,560,165
Financials 11.1%
Capital Markets 1.1%
Bank of New York Mellon Corp.	589,400	16,485,518
Franklin Resources, Inc. (a)	77,900	8,206,765
UBS AG (Registered)*	170,200	2,639,802

		27,332,085
Commercial Banks 1.2%
Comerica, Inc.	80,900	2,392,213
HSBC Holdings PLC (ADR)	63,700	3,636,633
Huntington Bancshares, Inc.	624,900	2,280,885
KeyCorp	295,600	1,640,580
Marshall & Ilsley Corp.	1,408,800	7,677,960
Popular, Inc.	614,300	1,388,318
Regions Financial Corp. (a)	1,905,100	10,077,979

		29,094,568
Consumer Finance 2.0%
Capital One Financial Corp. (a)	680,700	26,098,038

Discover Financial Services	1,505,600	22,147,376

		48,245,414
Diversified Financial Services 3.3%
Bank of America Corp. (a)	1,508,000	22,710,480
Citigroup, Inc.	3,880,100	12,843,131
JPMorgan Chase & Co.	1,010,100	42,090,867
PHH Corp.*	102,800	1,656,108

		79,300,586
Insurance 3.1%
ACE Ltd.*	585,200	29,494,080
Aflac, Inc.	41,800	1,933,250
Allied World Assurance Co. Holdings Ltd.	72,500	3,340,075
Arch Capital Group Ltd.*	52,500	3,756,375
Berkshire Hathaway, Inc. "B"* (a)	6,400	21,030,400
Everest Re Group Ltd.	32,200	2,758,896
Old Republic International Corp. (a)	321,200	3,224,848
The Travelers Companies, Inc. (a)	142,600	7,110,036

		72,647,960
Real Estate Investment Trusts 0.3%
Essex Property Trust, Inc. (REIT) (a)	27,700	2,317,105
Public Storage (REIT) (a)	24,200	1,971,090
Rayonier, Inc. (REIT)	28,700	1,209,992
Walter Investment Management Corp. (REIT)	73,174	1,048,584

		6,546,771
Real Estate Management & Development 0.1%
The St. Joe Co.* (a)	50,800	1,467,612
Health Care 14.5%
Biotechnology 2.0%
Gilead Sciences, Inc.* (a)	845,700	36,601,896
Myriad Genetics, Inc.*	117,900	3,077,190
PDL BioPharma, Inc. (a)	1,058,600	7,261,996

		46,941,082
Health Care Equipment & Supplies 0.6%
Baxter International, Inc.	232,400	13,637,232
Health Care Providers & Services 6.6%
Aetna, Inc.	1,054,500	33,427,650
Amedisys, Inc.* (a)	150,000	7,284,000
AmerisourceBergen Corp.	190,200	4,958,514
Coventry Health Care, Inc.*	466,800	11,338,572
Express Scripts, Inc.*	9,600	829,920
Humana, Inc.*	180,400	7,917,756
Kindred Healthcare, Inc.*	64,800	1,196,208
Magellan Health Services, Inc.*	66,400	2,704,472
McKesson Corp.	556,600	34,787,500
Medco Health Solutions, Inc.*	672,800	42,998,648
UnitedHealth Group, Inc.	248,300	7,568,184
Universal Health Services, Inc. "B"	69,200	2,110,600

		157,122,024
Pharmaceuticals 5.3%
Abbott Laboratories	379,500	20,489,205
Eli Lilly & Co. (a)	1,016,500	36,299,215
Johnson & Johnson	136,200	8,772,642
Pfizer, Inc.	2,836,500	51,595,935

Watson Pharmaceuticals, Inc.*	206,800	8,191,348

		125,348,345
Industrials 12.5%
Aerospace & Defense 5.7%
Alliant Techsystems, Inc.* (a)	39,500	3,486,665
Goodrich Corp.	285,200	18,324,100
Honeywell International, Inc.	149,920	5,876,864
ITT Corp.	90,600	4,506,444
L-3 Communications Holdings, Inc.	28,900	2,512,855
Lockheed Martin Corp.	498,900	37,592,115
Northrop Grumman Corp.	728,600	40,692,310
Raytheon Co. (a)	421,900	21,736,288

		134,727,641
Air Freight & Logistics 0.8%
United Parcel Service, Inc. "B" (a)	336,200	19,287,794
Airlines 0.2%
Alaska Air Group, Inc.* (a)	60,200	2,080,512
Allegiant Travel Co.* (a)	20,600	971,702
UAL Corp.* (a)	110,700	1,429,137

		4,481,351
Commercial Services & Supplies 0.5%
R.R. Donnelley & Sons Co.	439,400	9,785,438
The Brink's Co.	62,800	1,528,552

		11,313,990
Construction & Engineering 1.7%
EMCOR Group, Inc.*	319,700	8,599,930
Fluor Corp.	313,000	14,097,520
Jacobs Engineering Group, Inc.* (a)	175,900	6,615,599
KBR, Inc.	141,300	2,684,700
Shaw Group, Inc.*	253,000	7,273,750
Tutor Perini Corp.* (a)	71,200	1,287,296

		40,558,795
Electrical Equipment 0.3%
GrafTech International Ltd.*	462,500	7,191,875
Hubbell, Inc. "B"	18,900	893,970

		8,085,845
Industrial Conglomerates 0.3%
Tyco International Ltd.*	178,900	6,383,152
Machinery 1.4%
Cummins, Inc.	94,300	4,324,598
Ingersoll-Rand PLC	77,500	2,769,850
Navistar International Corp.* (a)	270,000	10,435,500
Oshkosh Corp.	295,200	10,931,256
Trinity Industries, Inc.	255,300	4,452,432

		32,913,636
Professional Services 0.5%
Manpower, Inc.	217,500	11,871,150
Road & Rail 0.8%
Con-way, Inc.	41,400	1,445,274
Ryder System, Inc. (a)	449,700	18,514,149

		19,959,423

Trading Companies & Distributors 0.3%
MSC Industrial Direct Co., Inc. "A"	26,100	1,226,700
W.W. Grainger, Inc. (a)	67,900	6,574,757

		7,801,457
Information Technology 19.4%
Communications Equipment 0.9%
Cisco Systems, Inc.*	42,500	1,017,450
Harris Corp.	189,100	8,991,705
InterDigital, Inc.* (a)	93,900	2,492,106
QUALCOMM, Inc.	186,400	8,622,864

		21,124,125
Computers & Peripherals 7.0%
Apple, Inc.* (a)	196,700	41,476,162
Dell, Inc.* (a)	738,200	10,600,552
International Business Machines Corp.	573,130	75,022,717
NCR Corp.*	387,900	4,317,327
QLogic Corp.* (a)	239,600	4,521,252
Western Digital Corp.* (a)	668,300	29,505,445

		165,443,455
Electronic Equipment, Instruments & Components 3.9%
Amphenol Corp. "A" (a)	58,400	2,696,912
Arrow Electronics, Inc.*	315,400	9,338,994
Avnet, Inc.*	498,000	15,019,680
Flextronics International Ltd.*	2,773,400	20,273,554
Ingram Micro, Inc. "A"*	367,600	6,414,620
Jabil Circuit, Inc. (a)	1,291,900	22,440,303
Tech Data Corp.*	157,800	7,362,948
Tyco Electronics Ltd.	391,600	9,613,780
Vishay Intertechnology, Inc.*	78,800	657,980

		93,818,771
Internet Software & Services 1.3%
AOL, Inc.* (a)	60,666	1,412,304
Google, Inc. "A"* (a)	48,875	30,301,523

		31,713,827
IT Services 2.3%
Accenture PLC "A"	472,400	19,604,600
Broadridge Financial Solutions, Inc.	86,900	1,960,464
Computer Sciences Corp.*	372,000	21,401,160
Global Payments, Inc.	87,800	4,728,908
SAIC, Inc.*	378,500	7,168,790

		54,863,922
Semiconductors & Semiconductor Equipment 0.3%
Texas Instruments, Inc.	286,900	7,476,614
Software 3.7%
BMC Software, Inc.*	21,300	854,130
Check Point Software Technologies Ltd.* (a)	190,900	6,467,692
Microsoft Corp.	2,291,940	69,881,250
Symantec Corp.*	546,520	9,777,243

		86,980,315
Materials 4.7%
Chemicals 1.3%
Ashland, Inc. (a)	190,300	7,539,686
Cytec Industries, Inc.	41,700	1,518,714

Eastman Chemical Co.	79,300	4,777,032
Huntsman Corp.	257,200	2,903,788
Lubrizol Corp.	114,500	8,352,775
Terra Industries, Inc.	91,100	2,932,509
W.R. Grace & Co.*	76,800	1,946,880

		29,971,384
Containers & Packaging 0.2%
Bemis Co., Inc.	53,600	1,589,240
Rock-Tenn Co. "A"	36,100	1,819,801

		3,409,041
Metals & Mining 1.4%
Cliffs Natural Resources, Inc. (a)	342,600	15,790,434
Reliance Steel & Aluminum Co. (a)	82,100	3,548,362
Walter Energy, Inc.	196,300	14,783,353

		34,122,149
Paper & Forest Products 1.8%
International Paper Co. (a)	1,555,700	41,661,646
MeadWestvaco Corp.	65,900	1,886,717

		43,548,363
Telecommunication Services 3.9%
Diversified Telecommunication Services
AT&T, Inc.	2,274,480	63,753,675
Verizon Communications, Inc.	835,100	27,666,863

		91,420,538
Utilities 1.7%
Electric Utilities 0.3%
Edison International	175,000	6,086,500
Exelon Corp.	36,900	1,803,303

		7,889,803
Gas Utilities 0.2%
ONEOK, Inc.	80,600	3,592,342
Independent Power Producers & Energy Traders 0.8%
AES Corp.* (a)	863,500	11,493,185
Mirant Corp.*	110,700	1,690,389
NRG Energy, Inc.* (a)	218,318	5,154,487

		18,338,061
Multi-Utilities 0.4%
Dominion Resources, Inc. (a)	160,400	6,242,768
NiSource, Inc.	213,400	3,282,092

		9,524,860

Total Common Stocks (Cost $2,075,941,237)		2,372,436,363
Securities Lending Collateral 27.7%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $658,429,560)	658,429,560	658,429,560
Cash Equivalents 0.1%
Central Cash Management Fund, 0.14% (b) (Cost $2,328,540)	2,328,540	2,328,540

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,736,699,337) †	127.8	3,033,194,463
Other Assets and Liabilities, Net	(27.8)	(659,391,261)

Net Assets	100.0	2,373,803,202

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $2,771,222,067. At December 31, 2009, net unrealized appreciation for all securities based on tax cost was $261,972,396. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $352,162,106 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,189,710.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2009 amounted to $635,762,314 which is 26.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$2,372,436,363	$—	$—	$2,372,436,363
Short-Term Investments(d)	660,758,100	—	—	660,758,100
Total	$3,033,194,463	$—	$—	$3,033,194,463

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010